FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 10, 2015
Fair Value of Financial Instruments
Restricted cash and cash equivalents	$ 227	$ 114
Debt issuance costs	8	10
5.625% Senior Notes
Fair Value of Financial Instruments
Senior notes	(350)	(350)	$ (350)
Debt issuance costs	5	6
Revolving Credit Facility [Member]
Fair Value of Financial Instruments
Revolving credit facility	(220)	(240)
Debt issuance costs	3	4
HVO
Fair Value of Financial Instruments
Unrealized trading gain	2	1
Reported Value Measurement [Member]
Fair Value of Financial Instruments
Cash and cash equivalents	122	126
Restricted cash and cash equivalents	230	118
Financing receivables	36	19
Vacation ownership mortgages receivable	737	730
Investments in marketable securities	13	14
Securitized debt	575	430
Revolving credit facility	(217)	(236)
Senior notes	(345)	(344)
Reported Value Measurement [Member] | 5.625% Senior Notes
Fair Value of Financial Instruments
Debt issuance costs	5	6
Reported Value Measurement [Member] | Revolving Credit Facility [Member]
Fair Value of Financial Instruments
Debt issuance costs	3	4
Estimate of Fair Value Measurement [Member]
Fair Value of Financial Instruments
Cash and cash equivalents	122	126
Restricted cash and cash equivalents	230	118
Financing receivables	36	19
Vacation ownership mortgages receivable	770	737
Investments in marketable securities	13	14
Securitized debt	563	425
Revolving credit facility	(220)	(240)
Senior notes	(364)	(361)
Estimate of Fair Value Measurement [Member] | HVO
Fair Value of Financial Instruments
Investments in marketable securities	$ 13	$ 14